UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3596

Seligman Communications and Information Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Communications and Information Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2008

	Shares, Shares Subject to Call, or Principal Amount		Value

Common Stocks 94.4%
Advertising 0.7%
Focus Media Holding (ADR)*	651,141	shs.	$22,887,606

Application Software 2.1%
Adobe Systems	577,600		20,556,784
Mentor GraphicsØ	5,539,100		48,910,253
Voltaire	344,600		1,719,554

			71,186,591

Communications Equipment 10.6%
Cisco Systems*	4,544,300		109,472,187
Corning*	1,546,000		37,165,840
NICE Systems (ADR)*	329,500		9,298,490
Nokia (ADR)	1,741,600		55,435,128
QUALCOMM	3,417,100		140,101,100
Research In Motion*	78,400		8,798,832

			360,271,577

Computer Hardware 3.5%
Apple*	271,700	(1)	38,988,950
Hewlett-Packard	941,300		42,979,758
International Business Machines	315,600	(1)	36,338,184

			118,306,892

Computer Storage and Peripherals 8.4%
Brocade Communications Systems*	1,169,200		8,535,160
Electronics for Imaging*Ø	4,570,200		68,187,384
EMC*	2,591,900		37,167,846
NetApp*	4,276,800		85,749,840
Seagate Technology	4,112,700		86,119,938

			285,760,168

Consumer Electronics 0.8%
Garmin	128,000		6,913,280
LG Electronics	147,108		18,864,761

			25,778,041

Electrical Components and Equipment 0.7%
JA Solar Holdings*	1,361,000		25,314,600

Health Care Equipment 1.7%
Advanced Medical Optics	1,827,200		37,092,160
St. Jude Medical*	453,100		19,569,389

			56,661,549

Health Care Services 0.4%
Quest Diagnostics	312,200		14,133,294

Integrated Telecommunication Services 1.4%
AT&T	1,192,700		45,680,410

Internet Software and Services 15.9%
eBay*	337,700		10,076,968
GigaMedia*	626,500		9,767,135

McAfee*	6,774,800	224,178,132
Symantec*	6,510,500	108,204,510
VeriSign*	1,357,000	45,106,680
Yahoo!*	4,842,849	140,103,622

		537,437,047

IT Consulting and Other Services 8.3%
Amdocs*	7,622,100	216,162,756
Satyam Computer Services	3,886,412	38,331,337
Tata Consultancy Services	1,385,800	27,598,559

		282,092,652

Semiconductor Equipment 1.7%
Lam Research*	576,000	22,014,720
Varian Semiconductor Equipment Associates*	283,200	7,972,080
Verigy*	1,414,536	26,649,859

		56,636,659

Semiconductors 9.3%
Intersil (Class A)*	1,480,200	37,996,734
Marvell Technology Group*	15,090,400	164,183,552
Monolithic Power Systems*	1,500,000	26,445,000
ON Semiconductor*	6,990,965	39,708,681
Taiwan Semiconductor Manufacturing (ADR)	4,626,000	47,509,020

		315,842,987

Systems Software 17.4%
BMC Software*	4,882,900	158,791,908
Check Point Software Technologies*	7,647,000	171,292,800
Citrix Systems*	3,004,000	88,107,320
Microsoft	2,049,900	58,176,162
Oracle*	5,840,500	114,240,180

		590,608,370

Technical Software 10.2%
Cadence Design Systems*	6,196,149	66,174,871
Synopsys*Ø	12,261,400	278,456,394

		344,631,265

Technology Distributors 0.7%
Avnet*	694,002	22,714,685

Wireless Telecommunication Services 0.6%
Syniverse Holdings*	1,305,800	21,754,628

Total Common Stocks		3,197,699,021

Venture Capital Investments† 0.3%
Data Processing and Outsourced Services 0.3%
Silver Peak Systems Series D*	2,620,545	10,000,000

Other Venture Capital Investments		—

Total Venture Capital Investments		10,000,000

Time Deposits 6.8%
Bank of Montreal, 2.25%, 4/1/08	$ 29,333,000	29,333,000
BNP Paribas, Grand Cayman, 3%, 4/1/08	100,000,000	100,000,000
Royal Bank of Scotland 2.9%, 4/1/08	100,000,000	100,000,000

Total Time Deposits		229,333,000

Total Investments 101.5%		3,437,032,021
Other Assets Less Liabilities (1.5)%		(50,646,535)

Net Assets 100.0%		$3,386,385,486

Schedule of Options Written
Call Options Written
Apple, expiring April 2008 at $130	233,300	shs.	$(3,441,175)
International Business Machines, expiring April 2008 at $115	315,600		(1,076,196)

Total Options Written			$(4,517,371)

* Non-income producing security.
ø Affiliated Issuers — Fund’s holdings representing 5% or more of the outstanding voting securities (See Note 3).
† Restricted and non-income producing securities (See Note 4).

ADR — American Depositary Receipts.

(1)	All or part of the security is held as collateral for options written. As of March 31, 2008, the value of securities held as collateral was $75,327,134.

As of March 31, 2008, the cost of investments for federal income tax purposes was $3,852,252,064. The tax basis gross appreciation and depreciation of portfolio securities were $66,989,235 and $482,209,278, respectively. Net depreciation was $415,220,043.

Notes to Schedule of Investments

1. Organization - Seligman Communications and Information Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

2. Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair market value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price that may be materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Investments in foreign securities (including ADRs) are subject to certain risks, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurement - On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments and certain liabilities. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments or liabilities; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments or liabilities); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments and liabilities as of March 31, 2008 based on the level of inputs used:

Valuation Inputs	Investments	Liabilities For Options Written

Level 1 - Quoted Prices	$3,197,699,021	($4,517,371)
Level 2 - Other Significant Observable Inputs	229,333,000	0
Level 3 - Significant Unobservable Inputs	10,000,000	0

Total	$3,437,032,021	($4,517,371)

As required by SFAS 157, the following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used to determine the fair value of investments classified as Level 3 at either the beginning or end of the period:

Balance as of December 31, 2007	$0
Net purchase	10,041,774
Net change in unrealized depreciation	(41,774)

Balance as of March 31, 2008	$10,000,000

Net change in unrealized depreciation from investments still held as of March 31, 2008	$(41,774)

Risk - The products of technology companies may be subject to severe competition and rapid obsolescense, and technology stocks may be subject to greater price fluctuations, government regulation, and limited liquidity as compared to other investments. In addition, investing in one economic sector, such as technology, may result in greater price fluctuations than owning a portfolio of diversified investments. The stocks of smaller companies may be subject to above-average market price fluctuations.

3. Affiliated Issuers — As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the three months ended March 31, 2008, is as follows:

			Value
	Purchases at Cost	Sales Proceeds
Affiliated Issuer			3/31/2008	12/31/2007

Cymer	$—	$55,795,226	$—	$80,583,543
Electronics for Imaging	—	—	68,187,384	102,738,096
Mentor Graphics(1)	22,893,467	—	48,910,253	32,247,292
Synopsys	1,781,480	—	278,456,394	315,957,050

Total	$24,674,947	$55,795,226	$395,554,031	$531,525,981

(1) As of December 31, 2007, the Fund’s holding was less than 5% of the outstanding voting shares.

There was no dividend income earned from these investments for the three months ended March 31, 2008

4. Restricted Securities — At March 31, 2008, the Fund owned investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has agreed to further restrictions on the disposition of its shares as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at March 31, 2008, were as follows:

Venture Capital Investments:	Acquisition Dates	Shares, Warrants or Principal Amount		Cost	Value

Convertible Preferred Stocks:
FlashPoint Technology Series E	9/10/99	246,914	shs.	$1,000,844	$—
Geographic Network Affiliates International Series A	12/29/99	20,000		2,002,218	—
Geographic Network Affiliates International Series B	12/5/01	100,000		—	—
NeoPlanet Series C	2/18/00	425,412		2,000,001	—
Silver Peak Systems Series D	1/14/08	2,260,545		10,041,774	10,000,000
Techies.com Series C	1/27/00	235,294		1,999,999	—

Total Convertible Preferred Stocks				17,044,836	10,000,000

Common Stocks:
Entegrity Solutions	2/16/00 to 4/25/02	18,802		1,011,147	—
Workstream	3/23/00	2,601		322,766	—

Total Common Stocks				1,333,913	—

Convertible Promissory Notes and Warrants:
Geographic Network Affiliates International 9%, payable on demand	12/5/01 to 3/12/02	$320,000		320,173	—
Geographic Network Affiliates International:
$10 exercise price expiring 12/5/08	12/5/01	8,000	wts.	—	—
$10 exercise price expiring 1/11/09	1/11/02	8,000		—	—
$10 exercise price expiring 2/4/09	2/4/02	8,000		—	—
$10 exercise price expiring 3/12/09	3/12/02	8,000		—
Techies.com 9%, payable on demand	6/7/00	$244,296		244,296	—

Total Convertible Promissory Notes and Warrants				564,469	—

Total Venture Capital Investments				$18,943,218	$10,000,000

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 27, 2008

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.